RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions as of June 30, 2026 and December 31, 2025, and also for the six months ended June 30, 2026 and 2025 presented are as follows:

a) Related Parties

Name	Relationship with the Company

Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	Affiliate of a shareholder of the Company
Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”)	Shareholder of the Company
Ms. Xiaodan Liu	CEO of Elong Power
Beijing Danwu Technology Co., Ltd.	Entity controlled by Ms. Xiaodan Liu, Chief Executive Officer of the Company; not part of the Company’s consolidated group.

b) Related party transactions

The following table consists of the purchases that have been entered into with related parties:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Lease expense for renting a vehicle from a related party
–Ms. Xiaodan Liu	$-	$82,729

c) Short-term loans payable to related parties

		As of June 30,	As of December 31,
	Note	2026	2025
		(Unaudited)	(Audited)
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	(a)	$-	$428,994
Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”)	(a)	147,382	142,998
Ms. Xiaodan Liu	(b)	-	1,458,374
Beijing Danwu Technology Co., Ltd.	(c)	4,531,842	-
Total		$4,679,224	$2,030,366

(a)

On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both are interest free. During the year ended December 31, 2025, the loans have been extended to October 20, 2026 and November 8, 2026, respectively.

In 2025, Huizhou Jingyang transferred its debt of RMB 3 million and RMB 1 million owed to Beijing Xinlongmai and Huizhou Highpower, respectively, to Elong Beijing under the same terms. As of June 30, 2026 and December 31, 2025, the Company had outstanding borrowings of nil and $428,994 from Beijing Xinlongmai, respectively. As of June 30, 2026 and December 31, 2025, the Company had outstanding borrowings of $147,382 and $142,998 from Huizhou Highpower, respectively. The two borrowings are unsecured and interest-free.

(b)

In April 2025, the Company obtained aggregate borrowings of RMB9,680,136 ($1,436,819) from Ms. Xiaodan Liu on several occasions, bearing interest at 8% per annum and due on April 10, 2026.

In 2025, Jingyang HK borrowed RMB0.8 million ($117,076) from Ms. Xiaodan Liu, bearing interest at 8% per annum and payable on demand. On December 31, 2025, Jingyang HK transferred its debt of RMB0.8 million ($117,076) owed to Ms. Xiaodan Liu to ELPW under the same terms. Accordingly, as of December 31, 2025, the Company had outstanding borrowings of RMB10,480,136 ($1,498,640) from Ms. Xiaodan Liu, consisting of the term loan of RMB0.8 million ($117,076) due on April 10, 2026 and demand loans of RMB9,680,136 ($1,436,819) with no fixed maturity date. All the unsecured borrowings bore interest at 8% per annum.

During the six months ended June 30, 2026, the Company made cash repayments of RMB2,837,844 (approximately $418,246) to Ms. Xiaodan Liu. In April and June 2026, the Company issued Class B ordinary shares to Ms. Xiaodan Liu to settle principal of RMB332,149 (approximately $48,953) of the borrowings. In addition, the outstanding principal of RMB7,310,143 (approximately $1,077,382) was extinguished through set-off against proceeds from redemption of money-market fund investments. After giving effect to the above transactions, no amount remained outstanding to Ms. Xiaodan Liu as of June 30, 2026

(c)	On May 15, 2026, the Company obtained borrowings of RMB 31 million ($4,568,835) from Beijing Danwu Technology Co., Ltd. During the six-month period ended June 30, 2026, the Company repaid RMB 251,000 ($36,993) under this borrowing arrangement. As of June 30, 2026, the outstanding principal balance of this borrowing amounted to RMB 30.75 million ($4,531,842). The borrowing is unsecured, interest-free and repayable on demand.

For the six months ended June 30, 2026 and 2025 interest expense of $108,597 and $16,757 was incurred on the Company’s borrowings from related parties, respectively.

d) Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2026	As of December 31, 2025	Note
		(Unaudited)	(Audited)
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	$138,091	$71,499	Lease deposit and receivable

As of June 30, 2026 and December 31, 2025, the Company had security deposits of $73,691 and $71,499, respectively, due from Ms. Xiaodan Liu related to a vehicle lease.

On June 23, 2026, the Company entered into a securities purchase agreement with GRACEDAN CO., LIMITED, pursuant to which the Company agreed to issue and sell to GRACEDAN CO., LIMITED 66,119 Class B ordinary shares of the Company, valued at $0.974 per share, the closing price of the Company’s Class A ordinary shares as of June 22, 2026. As of June 2026, the subscription receivable of $64,400 remained outstanding from GRACEDAN CO., LIMITED (controlled by Ms. Xiaodan Liu), and was subsequently settled in full on July 21, 2026.

e) Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of June 30, 2026	As of December 31, 2025	Note
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	-	4,713	Payable for employee reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	-	75,060	Interest payable
Total		$-	$79,773